                                  LETTERHEAD OF
                            JEFFERSON PILOT FINANCIAL




VIA EDGAR


May 3, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D. C. 20549

Re: JPF Separate Account C of Jefferson Pilot Financial Insurance Company Post-Effective Amendment No. 12 on Form N-6 to Registration Statement on Form S-6 (File No. 333-01781)




Dear Commissioners:

Pursuant to Rule 497 (j) of the Securities Act of 1933, I hereby certify that:

(1) the form of the prospectus that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 12 on Form N-6 to Registration Statement on Form S-6 ("Post-Effective Amendment No. 12"); and

(2)  Post-Effective Amendment No. 12 was filed electronically on April 28, 2006.

If you have any questions, please call me at (603) 226-5105. Thank you.


                                                Sincerely,


                                                /s/ Frederick C. Tedeschi

                                                Frederick C. Tedeschi
                                                Vice President and Associate
                                                       General Counsel